Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Summary of other receivables

Other receivables are as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Advances to suppliers	5,833	10,107
Accrued income and prepayments	12,059	10,881
VAT receivables	27,772	19,803
Other receivables	7,515	3,109
Total other receivables	53,179	43,900